Average Annual Total Returns (Vanguard Strategic Equity Fund Retail)	Vanguard Strategic Equity Fund Vanguard Strategic Equity Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions Vanguard Strategic Equity Fund Vanguard Strategic Equity Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Strategic Equity Fund Vanguard Strategic Equity Fund - Investor Shares 10/1/2013 - 9/30/2014	MSCI US Small + Mid Cap 2200 Index Vanguard Strategic Equity Fund Vanguard Strategic Equity Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.68%	12.14%	8.93%	10.35%
Five Years	18.63%	18.09%	15.16%	17.01%
Ten Years	8.31%	7.55%	6.67%	9.31%